BAIRD FUNDS, INC.

                           Baird Short-Term Bond Fund
                     Baird Intermediate Municipal Bond Fund
                           (collectively the "Funds")

                                 October 5, 2000

              Supplement to the Prospectus Dated September 26, 2000



FUNDS CURRENTLY NOT AVAILABLE TO INVESTORS

Please note that neither the Institutional Class nor the Investor Class of the Baird Short-Term Bond Fund and Baird Intermediate Municipal Bond Fund are presently being offered to investors.